Schedule of consolidated financial statements of loss (Details) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Cost of sales	kr (395,406)	kr (304,046)
General and administrative expenses	1,254,350	85,738
Warrants [member]
IfrsStatementLineItems [Line Items]
Cost of sales	(1,286)	(4)
Selling expenses	(2,390)	(9)
General and administrative expenses	(245,348)	(192)
Research and development expenses	(308)	52
Total	kr (249,332)	kr (152)